Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 9, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated February 28, 2020 and

Statement of Additional Information (the “SAI”),

dated February 28, 2020 (as revised June 29, 2020),

for the iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (HYXE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF
Fund Ticker:	HYXE	HYXF
Underlying Index	Markit iBoxx USD Liquid High Yield ex-Oil and Gas Index	Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index
Investment Objective	The iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF seeks to track the investment results of an index composed of a broad range of U.S. dollar denominated, high yield corporate bonds that excludes those issued by companies in the Oil and Gas sector.	The iShares ESG Advanced High Yield Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated high yield corporate bonds from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities.
Management Fee	0.50%	0.35%

The Fund is expected to implement these changes no sooner than September 7, 2020, but no later than December 31, 2020.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Changes to the Prospectus and Summary Prospectus

The first paragraph on page S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies

The Fund seeks to track the investments results of the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index (the “Underlying Index”), developed by Bloomberg Barclays Capital, Inc. (the “Index Provider” or “Bloomberg Barclays”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”) pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of Bloomberg Barclays) or an affiliate. The Underlying Index is a modified market value weighted index with a cap on each issuer of 2%. The Underlying Index is designed to reflect the performance of U.S. dollar-denominated high yield corporate bonds of issuers with favorable ESG ratings, as identified by the Index Provider, while applying additional screens. To construct the Underlying Index, Bloomberg Barclays begins with the Bloomberg Barclays US Corporate High Yield Index (the “Parent Index”). The Parent Index includes U.S. dollar-denominated, high yield, fixed-rate corporate bonds that: (i) are issued by companies with countries of risk classified as developed markets by the Index Provider based primarily on quantitative economic criteria established by the Index Provider, and (ii) have a middle rating of below-investment grade (as determined by the Index Provider). From the Parent Index, Bloomberg Barclays selects bonds that have $400 million or more of outstanding face value at the time of inclusion.

In determining whether a bond has a middle rating of below investment grade, ratings from Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) and Fitch Ratings, Inc. (“Fitch”) are considered. Securities in the Underlying Index must be rated high yield (Ba1 by Moody’s, BB+, by S&P Global Ratings and Fitch) using the middle rating from Moody’s, S&P Global Ratings, and Fitch. When a rating from only two agencies is available, the lower of the two agencies’ ratings is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. Securities that are rated below investment grade are commonly referred to as “junk bonds.” MSCI excludes companies with an ESG controversy score of less than three (3) or an ESG rating below BB. MSCI ESG Research also excludes securities of companies involved in adult entertainment, alcohol, gambling, tobacco, genetically modified organisms, controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, for-profit prisons, predatory lending, and nuclear power based on revenue or percentage of revenue thresholds for certain categories (e.g. $500 million or 50%) and categorical exclusions for others (e.g. nuclear weapons). MSCI ESG Research screens companies with involvement to fossil fuels by excluding the securities of any company in the Bloomberg Class 3 energy sector and all companies with an industry tie to fossil fuels such as thermal coal, oil and gas—in particular, reserve ownership, related revenues and power generation.

The Underlying Index is rebalanced on a monthly basis, on the last business day of each month. As of June 1, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical, communications and consumer non-cyclical industries or sectors. The components of the Underlying Index are likely to change over time.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated July 9, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated February 28, 2020 and

Statement of Additional Information (the “SAI”),

dated February 28, 2020 (as revised June 29, 2020),

for the iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (HYXE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees of the Fund has approved the below changes for the Fund.

	Current	New
Fund Name	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF
Fund Ticker:	HYXE	HYXF
Underlying Index	Markit iBoxx USD Liquid High Yield ex-Oil and Gas Index	Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index
Investment Objective	The iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF seeks to track the investment results of an index composed of a broad range of U.S. dollar denominated, high yield corporate bonds that excludes those issued by companies in the Oil and Gas sector.	The iShares ESG Advanced High Yield Corporate Bond ETF seeks to track the investment results of an index composed of U.S. dollar-denominated high yield corporate bonds from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities.
Management Fee	0.50%	0.35%

The Fund is expected to implement these changes no sooner than September 7, 2020, but no later than December 31, 2020.

When the above changes are effective, the below changes to the Summary Prospectus, Prospectus and the SAI for the Fund will go into effect.

Changes to the Prospectus and Summary Prospectus

The first paragraph on page S-2 of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Principal Investment Strategies

The Fund seeks to track the investments results of the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index (the “Underlying Index”), developed by Bloomberg Barclays Capital, Inc. (the “Index Provider” or “Bloomberg Barclays”) with environmental, social and governance (“ESG”) rating inputs from MSCI ESG Research LLC (“MSCI ESG Research”) pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of Bloomberg Barclays) or an affiliate. The Underlying Index is a modified market value weighted index with a cap on each issuer of 2%. The Underlying Index is designed to reflect the performance of U.S. dollar-denominated high yield corporate bonds of issuers with favorable ESG ratings, as identified by the Index Provider, while applying additional screens. To construct the Underlying Index, Bloomberg Barclays begins with the Bloomberg Barclays US Corporate High Yield Index (the “Parent Index”). The Parent Index includes U.S. dollar-denominated, high yield, fixed-rate corporate bonds that: (i) are issued by companies with countries of risk classified as developed markets by the Index Provider based primarily on quantitative economic criteria established by the Index Provider, and (ii) have a middle rating of below-investment grade (as determined by the Index Provider). From the Parent Index, Bloomberg Barclays selects bonds that have $400 million or more of outstanding face value at the time of inclusion.

In determining whether a bond has a middle rating of below investment grade, ratings from Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s® Global Ratings, a subsidiary of S&P Global (“S&P Global Ratings”) and Fitch Ratings, Inc. (“Fitch”) are considered. Securities in the Underlying Index must be rated high yield (Ba1 by Moody’s, BB+, by S&P Global Ratings and Fitch) using the middle rating from Moody’s, S&P Global Ratings, and Fitch. When a rating from only two agencies is available, the lower of the two agencies’ ratings is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. Securities that are rated below investment grade are commonly referred to as “junk bonds.” MSCI excludes companies with an ESG controversy score of less than three (3) or an ESG rating below BB. MSCI ESG Research also excludes securities of companies involved in adult entertainment, alcohol, gambling, tobacco, genetically modified organisms, controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, for-profit prisons, predatory lending, and nuclear power based on revenue or percentage of revenue thresholds for certain categories (e.g. $500 million or 50%) and categorical exclusions for others (e.g. nuclear weapons). MSCI ESG Research screens companies with involvement to fossil fuels by excluding the securities of any company in the Bloomberg Class 3 energy sector and all companies with an industry tie to fossil fuels such as thermal coal, oil and gas—in particular, reserve ownership, related revenues and power generation.

The Underlying Index is rebalanced on a monthly basis, on the last business day of each month. As of June 1, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical, communications and consumer non-cyclical industries or sectors. The components of the Underlying Index are likely to change over time.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.